Operating Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Operating Leases
19 — Operating Leases
Noncancellable operating leases for office space, vehicles and equipment expire in various years through 2036. The majority of Hagerty’s leases require the Company to pay its share of certain costs (maintenance and insurance) and include an annual increase of no more than the consumer price index and an option to renew.
Future minimum lease payments in the following five years are as follows (in thousands):

2022	$9,068
2023	8,783
2024	8,587
2025	8,451
2026	7,936
Thereafter	53,940

Total	$96,765

Total rent expense for the years ended December 31, 2021 and 2020 was $7.4 million and $6.9 million respectively.